BALANCE SHEET DETAILS - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other current liabilities:
Accrued contract costs	$ 353	$ 7,734
Accrued payroll and compensation	5,224	7,040
Warranty costs	91	51
Accrued professional fees	602	897
Accrued other taxes	1,087	3,133
Other	3,154	4,891
Total other current liabilities	$ 10,511	23,746
India
Other current liabilities:
Accrued contract costs		$ 7,300